Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) € in Millions	Jun. 30, 2019 EUR (€)
Carrying Value of The Financial Instruments held at Fair Value
Net transfer of financial assets held at fair value into Level 2 from Level 3	€ 1,200
Net transfer of financial liabilities held at fair value into Level 3 from Level 2	€ 700